Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The filing fee with respect to the securities to which the prospectus relates was previously paid in connection with the Registration Statement on Form S-3 filed by First Advantage Corporation on August 10, 2026.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 327,000,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true